Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Breakdown of Other Non Financial Liabilities
The composition of other non-financial liabilities as of December 31, 2022 and 2021 is as follows:

Composition	12/31/2022	12/31/2021
Withholdings	15,864,725	13,681,499
Salaries, bonuses and payroll taxes payables (see note 25)	10,968,737	12,823,688
Taxes payables	7,711,416	6,263,018
Miscellaneous payables	2,954,543	3,700,097
Retirement pension payment orders pending settlement	1,124,896	824,014
Fees payables	686,058	606,697
Dividends payables (see note 42)		51,776,837
Other	3,498,916	4,083,075

Total	42,809,291	93,758,925